Acquisitions - Schedule of Aggregate Purchase Price (Details) (10-K) - The Simplicity Esports, LLC [Member] - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019
Total	$ 6,090,000	$ 6,090,000
Restricted Stock [Member]
Total	$ 6,090,000	$ 6,090,000